Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Summary of Significant Accounting Policies [Abstract]
Summary of estimated amortization expense of intangible assets
For the year ending December 31,:
2018	$589,264
2019	144,064
2020	144,064
2021	144,064
2022	139,741
Thereafter	1,867,050
$3,028,247

For the year ending December 31,:
2017	$583,500
2018	583,500
2019	138,300
2020	138,300
2021	138,300

Summary of financial liabilities measured at fair value on recurring basis
	March 31, 2017	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investment	$30,021	$-	$30,021	$-
Conversion Option Liabilities	$288,134	$-	$-	$288,134

	December 31, 2016	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investment	$30,017	$-	$30,017	$-
Conversion Option Liabilities	$384,461	$-	$-	$384,461

	Successor December 31, 2016	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investment	$30,017	$-	$30,017	$-
Conversion Option Liabilities	$384,461	$-	$-	$384,461

	Predecessor December 31, 2015	Quoted prices in active market for identical assets (Level l)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Short-term investment	$30,003	$-	$30,003	$-
Warrant Liabilities	$-	$-	$-	$-	(1)
Conversion Option Liabilities	$-	$-	$-	$-	(1)

(1)	De minimis value at December 31, 2015.

Summary of changes in fair value of company's level 3 financial liabilities measured on recurring basis
For the Three Months Ended March 31, 2017
Beginning balance	$384,461
Aggregate fair value of conversion option liabilities and warrants issued	-
Change in fair value related to increase in warrants issued for anti-dilutive adjustment	-
Change in fair value of conversion option liabilities and warrants	(96,327)
Ending balance	$288,134

	Successor For the year ended December 31, 2016	Predecessor For the year ended December 31, 2015
Beginning balance	$-	$646,671
Aggregate fair value of conversion option liabilities issued	503,971	-
Change in fair value related to increase in warrants issued for anti-dilutive adjustment	-	-
Change in fair value of conversion option liabilities and warrants	(119,510)	(646,671)
Ending balance	$384,461	$-